UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     DECEMBER 31, 2010

Check here if Amendment [ ]; Amendment Number:
                                               ----------------

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     RIVERNORTH CAPITAL MANAGEMENT, LLC
          ----------------------------------
Address:  325 N. LASALLE STREET
          ----------------------------------
          SUITE 645
          ----------------------------------
          CHICAGO, IL 60654
          ----------------------------------

13F File Number:  28-13256
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      JONATHAN M. MOHRHARDT
           ------------------------
Title:     CHIEF COMPLIANCE OFFICER
           ------------------------
Phone:     (312) 840-9012
           ------------------------

Signature, Place, and Date of Signing:

   /s/ Jonathan M. Mohrhardt      CHICAGO, IL       FEBRUARY 14, 2011
   -------------------------     -------------      -----------------
          [Signature]            [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
                                            ------------------

Form 13F Information Table Entry Total:                    102
                                            ------------------

Form 13F Information Table Value Total:                407,575
                                            ------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                        RIVERNORTH CAPITAL MANAGEMENT, LLC
                                                 As of 12/31/2010

            ITEM 1                  ITEM 2          ITEM 3     ITEM 4          ITEM 5            ITEM 6   ITEM 7        ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
        Name of Issuer          Title of class       CUSIP     Value   Shares/                 Investment  Other   Voting Authority
                                                              (x$1000) Prn Amt Sh/Prn Put/Call Discretion Managers Sole Shared None
------------------------------  -----------------  ---------  -------- ------- ------ -------- ---------- -------- ---- ------ ----
ABERDEEN ASIA PACIFIC INCOM        COM  NEW        003009107     167     24,700  SH               SOLE              24,700
AFFILIATED MANAGERS GROUP            COM           008252108   1,201     12,100  SH               SOLE              12,100
ALLIANCEBERNSTEIN GBL HGH IN       COM  NEW        01879R106   2,982    208,508  SH               SOLE             208,508
ALLIANCEBERNSTEIN INCOME FUN         COM           01881E101   4,424    557,840  SH               SOLE             557,840
ALLIANCEBERNSTEIN NATL MUNI        COM  NEW        01864U106     652     50,376  SH               SOLE              50,376
APOLLO COML REAL EST FIN INC         COM           03762U105   4,866    297,634  SH               SOLE             297,634
ARTIO GLOBAL INVS INC              COM CL A        04315B107   2,214    150,100  SH               SOLE             150,100
BLACKROCK CREDIT ALL IN TR I     COM SHS  NEW      09249V103     460     43,766  SH               SOLE              43,766
BLACKROCK CREDIT ALL INC TR          COM           092508100   6,240    515,733  SH               SOLE             515,733
BLACKROCK CREDIT ALL INC TR        COM  NEW        09255H105   2,092    212,849  SH               SOLE             212,849
BLACKROCK CREDIT ALL INC TR        COM  NEW        09255J101     243     26,535  SH               SOLE              26,535
BLACKROCK DEBT STRAT FD INC        COM  NEW        09255R103     796    208,896  SH               SOLE             208,896
BLACKROCK LTD DURATION INC T     COM SHS  NEW      09249W101     271     16,631  SH               SOLE              16,631
BLUE CHIP VALUE FD INC               COM           095333100   4,828  1,301,408  SH               SOLE           1,301,408
BOULDER GROWTH & INCOME FD I         COM           101507101   4,409    707,747  SH               SOLE             707,747
BOULDER TOTAL RETURN FD INC          COM           101541100   4,545    292,833  SH               SOLE             292,833
CALAMOS CONV & HIGH INCOME F     COM SHS  NEW      12811P108   2,157    170,340  SH               SOLE             170,340
CALAMOS STRATEGIC TOTL RETN     COM SH BEN INT     128125101   2,570    277,530  SH               SOLE             277,530
CENTRAL EUROPE & RUSSIA FD I         COM           153436100   3,198     76,441  SH               SOLE              76,441
CHINA FD INC                         COM           169373107   1,231     37,872  SH               SOLE              37,872
CLOUGH GLOBAL EQUITY FD              COM           18914C100   6,808    450,287  SH               SOLE             450,287
CLOUGH GLOBAL OPPORTUNITIES       SH BEN INT       18914E106  13,004    966,862  SH               SOLE             966,862
COHEN & STEERS INFRASTRUCTUR         COM           19248A109   4,961    302,114  SH               SOLE             302,114
DCA TOTAL RETURN FD                  COM           233066109   1,248    361,838  SH               SOLE             361,838
DIAMOND HILL FINL TRNDS FD I         COM           25264C101   1,931    196,821  SH               SOLE             196,821
DREYFUS STRATEGIC MUNS INC         COM  NEW        261932107     214     27,451  SH               SOLE              27,451
DTF TAX-FREE INCOME INC              COM           23334J107   1,260     85,021  SH               SOLE              85,021
DWS HIGH INCOME OPPORT FD IN         COM           23339M204   1,742    123,706  SH               SOLE             123,706
EAGLE CAP GROWTH FD INC              COM           269451100     264     39,939  SH               SOLE              39,939
EATON VANCE CALIF MUN BD FD        COM  NEW        27828C106     189     17,189  SH               SOLE              17,189
EATON VANCE MUN BD FD              COM  NEW        27827X101     365     31,750  SH               SOLE              31,750
EATON VANCE NATL MUN OPPORT        COM SHS         27829L105     705     36,919  SH               SOLE              36,919
EATON VANCE RISK MNGD DIV EQ         COM           27829G106     779     58,675  SH               SOLE              58,675
EATON VANCE TAX MNG GBL DV E       COM  NEW        27829F108   3,794    360,255  SH               SOLE             360,255
EATON VANCE TAX-ADV BD & OPT  COM SH BEN INT  NEW  27829M103   1,181     70,569  SH               SOLE              70,569
FEDERATED ENHANC TREAS INCM   COM SH BEN INT  NEW  314162108   2,279    136,112  SH               SOLE             136,112
FIRST TR HIGH INCOME L/S FD        COM  NEW        33738E109   1,273     70,082  SH               SOLE              70,082
FIRST TR SR FLG RTE INCM FD          COM           33733U108   7,262    519,795  SH               SOLE             519,795


            ITEM 1                  ITEM 2          ITEM 3     ITEM 4          ITEM 5            ITEM 6   ITEM 7        ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
        Name of Issuer          Title of class       CUSIP     Value   Shares/                 Investment  Other   Voting Authority
                                                              (x$1000) Prn Amt Sh/Prn Put/Call Discretion Managers Sole Shared None
------------------------------  -----------------  ---------  -------- ------- ------ -------- ---------- -------- ---- ------ ----
FRANKLIN TEMPLETON LTD DUR I         COM           35472T101     584     44,538  SH               SOLE              44,538
GABELLI DIVID & INCOME TR            COM           36242H104   7,757    504,987  SH               SOLE             504,987
GABELLI HLTHCARE & WELLNESS        SHS  NEW        36246K103     583     82,159  SH               SOLE              82,159
GENERAL AMERN INVS INC               COM           368802104   4,835    180,283  SH               SOLE             180,283
GUGGENHEIM BLD AMR BDS MNG D       COM  NEW        401664107   4,370    240,374  SH               SOLE             240,374
H & Q LIFE SCIENCES INVS          SH BEN INT       404053100   6,790    630,448  SH               SOLE             630,448
ING INFRASTRUCTURE INDLS & M       COM  NEW        45685U100     900     45,695  SH               SOLE              45,695
ING PRIME RATE TR                 SH BEN INT       44977W106     517     90,819  SH               SOLE              90,819
INVESCO VAN KAMPEN SR INC TR         COM           46131H107   2,122    452,356  SH               SOLE             452,356
INVESCO VAN KAMP DYN CRDT OP         COM           46132R104   1,311    107,335  SH               SOLE             107,335
ISHARES TR                      S&P 100 IDX FD     464287101  19,107    337,153  SH               SOLE             337,153
ISHARES TR                      MSCI EMERG MKT     464287234   8,425    176,839  SH               SOLE             176,839
ISHARES TR                      MSCI EAFE IDX      464287465   5,822    100,000  SH               SOLE             100,000
ISHARES TR                     BARCLYS TIPS BD     464287176   5,817     54,100  SH               SOLE              54,100
ISHARES TR                     RUSSELL1000GRW      464287614   3,466     60,537  SH               SOLE              60,537
ISHARES TR                     S&P NTL AMTFREE     464288414     665      6,704  SH               SOLE               6,704
LEGG MASON INC                       COM           524901105     426     11,736  SH               SOLE              11,736
LIBERTY ALL STAR EQUITY FD        SH BEN INT       530158104  20,680  4,194,745  SH               SOLE           4,194,745
LIBERTY ALL-STAR GROWTH FD I         COM           529900102   1,400    329,467  SH               SOLE             329,467
LMP CAP & INCOME FD INC              COM           50208A102  11,178    897,839  SH               SOLE             897,839
LMP CORPORATE LN FD INC              COM           50208B100   1,986    169,287  SH               SOLE             169,287
MACQUARIE FT TR GB INF UT DI       COM  NEW        55607W100     682     47,130  SH               SOLE              47,130
MACQUARIE GLBL INFRA TOTL RE         COM           55608D101   6,510    376,746  SH               SOLE             376,746
MANAGED DURATION INVT GRD FU       COM  NEW        56165R103     325     24,771  SH               SOLE              24,771
MONTGOMERY STR INCOME SECS I         COM           614115103   1,538     97,440  SH               SOLE              97,440
MORGAN STANLEY EM MKTS DM DE         COM           617477104   3,395    210,191  SH               SOLE             210,191
NEUBERGER BERMAN CA INT MUN          COM           64123C101     243     16,962  SH               SOLE              16,962
NFJ DIVID INT & PREM STRTGY        COM SHS         65337H109  20,944  1,196,131  SH               SOLE           1,196,131
NUVEEN FLOATING RATE INCOME          COM           67072T108   1,270    107,554  SH               SOLE             107,554
NUVEEN INS CA TX FR ADV MUN        COM  NEW        670651108     181     14,867  SH               SOLE              14,867
NUVEEN MULTI STRAT INC & GR          COM           67073B106   6,548    784,158  SH               SOLE             784,158
NUVEEN MULTI STRAT INC GR FD       COM SHS         67073D102  10,446  1,187,081  SH               SOLE           1,187,081
NUVEEN MUN INCOME FD INC           COM  NEW        67062J102     280     27,154  SH               SOLE              27,154
NUVEEN PA PREM INCOME MUN FD       COM  NEW        67061F101     124     10,000  SH               SOLE              10,000
NUVEEN SELECT TAX FREE INCM     SH BEN INT  NEW    67063X100   1,346    102,724  SH               SOLE             102,724
NUVEEN SELECT TAX FREE INCM     SH BEN INT  NEW    67062F100     592     43,685  SH               SOLE              43,685
PIMCO CORPORATE INCOME FD          COM  NEW        72200U100   1,693    109,308  SH               SOLE             109,308
PIMCO CORPORATE OPP FD             COM  NEW        72201B101   2,599    153,106  SH               SOLE             153,106
PIMCO INCOME OPPORTUNITY FD          COM           72202B100  10,770    420,881  SH               SOLE             420,881
PIMCO INCOME STRATEGY FUND I         COM           72201J104  14,174  1,431,752  SH               SOLE           1,431,752


            ITEM 1                  ITEM 2          ITEM 3     ITEM 4          ITEM 5            ITEM 6   ITEM 7        ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
        Name of Issuer          Title of class       CUSIP     Value   Shares/                 Investment  Other   Voting Authority
                                                              (x$1000) Prn Amt Sh/Prn Put/Call Discretion Managers Sole Shared None
------------------------------  -----------------  ---------  -------- ------- ------ -------- ---------- -------- ---- ------ ----
POWERSHARES ETF TRUST           FTSE RAFI 1000     73935X583  12,732    227,568  SH               SOLE             227,568
PROSHARES TR                   PSHS ULTSH 20YRS    74347R297   5,943    160,455  SH               SOLE             160,455
PROSHARES TR                   PSHS ULSHRUS2000    74347R834   5,186    412,894  SH               SOLE             412,894
PROSHARES TR                   PSHS ULSHT SP500    74347R883   3,834    161,341  SH               SOLE             161,341
PUTNAM MUN OPPORTUNITIES TR       SH BEN INT       746922103   1,643    151,161  SH               SOLE             151,161
ROYCE FOCUS TR                       COM           78080N108   2,067    273,042  SH               SOLE             273,042
ROYCE VALUE TR INC                   COM           780910105  26,433  1,817,965  SH               SOLE           1,817,965
RYDEX ETF TRUST                  TOP 50 ETF        78355W205  10,611    118,563  SH               SOLE             118,563
SPDR SERIES TRUST              BRCLYS CAP CONV     78464A359   4,557    111,000  SH               SOLE             111,000
SPDR SERIES TRUST              NUVN BRCLY MUNI     78464A458     411     19,002  SH               SOLE              19,002
SPECIAL OPPORTUNITIES FD INC         COM           84741T104   4,721    320,064  SH               SOLE             320,064
SUNAMERICA FCSED ALPHA GRW F         COM           867037103   5,912    337,058  SH               SOLE             337,058
TCW STRATEGIC INCOME FUND IN         COM           872340104   6,911  1,323,875  SH               SOLE           1,323,875
TEMPLETON EMERGING MKTS FD I         COM           880191101   3,016    127,941  SH               SOLE             127,941
TORTOISE CAP RES CORP                COM           89147N304   1,952    267,437  SH               SOLE             267,437
TRI CONTL CORP                       COM           895436103   9,260    672,997  SH               SOLE             672,997
VANGUARD INTL EQUITY INDEX F     EMR MKT ETF       922042858   1,204     25,000  SH               SOLE              25,000
VIRTUS INVT PARTNERS INC             COM           92828Q109   1,824     40,201  SH               SOLE              40,201
WESTERN ASSET CLYM INFL OPP          COM           95766R104   3,285    262,585  SH               SOLE             262,585
WESTERN ASSET GLOBAL CP DEFI         COM           95790C107   2,399    133,805  SH               SOLE             133,805
WESTERN ASSET HGH YLD DFNDFD       COM  NEW        95768B107     393     21,535  SH               SOLE              21,535
WESTERN ASSET MUN HI INCM FD       COM  NEW        95766N103     335     46,393  SH               SOLE              46,393
ZWEIG TOTAL RETURN FD INC            COM           989837109   1,740    488,884  SH               SOLE             488,884
 TOTAL                                                       407,575